Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
For a description of the fair value hierarchy and the Plan’s fair value methodologies, see Note 2.

The following tables present the fair value hierarchy for the Plan’s investments measured at fair value:

				Balance at
December 31, 2025	Level 1	Level 2	Level 3	Fair Value
Investments:
Mutual funds	$5,501,916,540	$—	$—	$5,501,916,540
Self-directed brokerage accounts	2,592,730,998	69,369,932	—	2,662,100,930
Common collective trusts	—	1,276,080,979	—	1,276,080,979
Common stock funds of The Charles Schwab Corporation	778,750,555	—	—	778,750,555
Money market fund	395,514,060	—	—	395,514,060
Total investments at fair value	$9,268,912,153	$1,345,450,911	$—	$10,614,363,064

December 31, 2024
Investments:
Mutual funds	$5,672,379,601	$—	$—	$5,672,379,601
Self-directed brokerage accounts	2,129,492,301	68,512,118	—	2,198,004,419
Common stock funds of The Charles Schwab Corporation	625,513,098	—	—	625,513,098
Money market fund	333,677,910	—	—	333,677,910
Total investments at fair value	$8,761,062,910	$68,512,118	$—	$8,829,575,028